Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Major Products of Long-term Insurance Contracts
The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2019		2018
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	37,024	7.44%	38,397	7.99%
Xin Xiang Jin Sheng Annuity (Type A) (b)	36,345	7.30%	257	0.05%
Xin Ru Yi Annuity (c)	21,276	4.28%	21,960	4.57%
Kang Ning Whole Life (d)	19,701	3.96%	20,667	4.30%
Hong Ying Participating Endowment (e)	558	0.11%	1,448	0.30%
Others (f)	382,666	76.91%	397,767	82.79%

Total	497,570	100.00%	480,496	100.00%

Insurance benefits of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	1,799	2.25%	1,847	1.37%
Xin Xiang Jin Sheng Annuity (Type A) (b)	12	0.01%	—	—
Xin Ru Yi Annuity (c)	3,512	4.38%	3,526	2.62%
Kang Ning Whole Life (d)	5,119	6.39%	4,663	3.47%
Hong Ying Participating Endowment (e)	7,906	9.87%	28,741	21.38%
Others (f)	61,776	77.10%	95,621	71.16%

Total	80,124	100.00%	134,398	100.00%

	As at 31 December 2019		As at 31 December 2018
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	86,876	3.45%	52,440	2.39%
Xin Xiang Jin Sheng Annuity (Type A) (b)	27,554	1.09%	193	0.01%
Xin Ru Yi Annuity (c)	90,379	3.58%	71,571	3.27%
Kang Ning Whole Life (d)	309,519	12.28%	289,230	13.21%
Hong Ying Participating Endowment (e)	35,403	1.40%	42,969	1.96%
Others (f)	1,971,600	78.20%	1,733,391	79.16%

Total	2,521,331	100.00%	2,189,794	100.00%

(a)
Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old.
From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of
88-year-old,
annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(b)
Xin Xiang Jin Sheng Annuity (Type A) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 15 years. This product is applicable to healthy policyholders between
28-day-old
and
65-year-old.
To the first effective date after the fifth policy years and the first effective date after the sixth policy years, if the policyholders live, the special survival payment shall be paid at 50% of the annual premium according to the basic sum insured if the payment period is 3 years; and the survival payment shall be paid at 100% of the annual premium according to the basic sum insured if the payment period is 5 years. From the first effective date to the seventh policy years after the expiration date, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 24% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 32% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(c)
Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old.
From the effective date to the contractual date starting to claim of Xin Ru Yi Annuity, the annuity payment of the first policy year is paid at 10% of the first premium of the product, and the following annuity payments are paid at the basic sum insured by Xin Ru Yi Annuity. From the first corresponding date after the contractual date starting to claim of annuity to the corresponding date when the policyholders reach the age of
80-year-old,
the annuity payment of the first policy year is paid at 110% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; the following annuity payments increase by 10% of the basic sum on the basis of the previous payment. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the larger value of the insurance premium (without interest) and the cash value of the contract at the time of the death of the insured.

(d)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under
70-year-old.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2015	2016	2017	2018	2019	Total
Year end	20,497	27,120	33,926	40,601	49,727
1 year later	21,427	27,303	34,845	42,785
2 years later	21,422	26,851	34,328
3 years later	21,422	26,851
4 years later	21,422

Estimated accumulated claims expenses	21,422	26,851	34,328	42,785	49,727	175,113
Accumulated claims expenses paid	(21,422)	(26,851)	(34,328)	(40,864)	(33,244)	(156,709)

Unpaid claims expenses	—	—	—	1,921	16,483	18,404

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2015	2016	2017	2018	2019	Total
Year end	20,359	26,897	33,700	40,157	49,175
1 year later	21,262	27,107	34,560	42,280
2 years later	21,259	26,655	34,045
3 years later	21,259	26,655
4 years later	21,259

Estimated accumulated claims expenses	21,259	26,655	34,045	42,280	49,175	173,414
Accumulated claims expenses paid	(21,259)	(26,655)	(34,045)	(40,374)	(32,822)	(155,155)

Unpaid claims expenses	—	—	—	1,906	16,353	18,259

Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent
The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2019 and 2018, expressed in RMB equivalent:

As at 31 December 2019	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	11,086	95,428	—	—	—	106,514
- Securities at fair value through profit or loss	4,549	660	871	2,166	1,292	9,538
Debt securities
- Held-to-maturity securities	218	—	—	—	—	218
- Loans	1,592	—	—	—	—	1,592
- Available-for-sale securities	7,557	—	—	—	—	7,557
- Securities at fair value through profit or loss	448	—	35	15	9	507
Term deposits	8,026	32	—	—	—	8,058
Cash and cash equivalents	1,842	444	406	20	3	2,715

Total	35,318	96,564	1,312	2,201	1,304	136,699

Financial liabilities
Interest-bearing loans and other borrowings	12,892	—	2,515	4,638	—	20,045

Total	12,892	—	2,515	4,638	—	20,045

As at 31 December 2018	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,994	41,379	—	—	—	51,373
- Securities at fair value through profit or loss	4,511	163	951	2,315	1,076	9,016
Debt securities
- Held-to-maturity securities	150	—	—	—	—	150
- Loans	1,766	—	—	—	—	1,766
- Available-for-sale securities	2,240	—	—	—	—	2,240
- Securities at fair value through profit or loss	627	—	19	7	4	657
Term deposits	7,502	—	—	—	—	7,502
Cash and cash equivalents	1,768	261	287	42	—	2,358

Total	28,558	41,803	1,257	2,364	1,080	75,062

Financial liabilities
Interest-bearing loans and other borrowings	13,108	—	2,385	4,657	—	20,150

Total	13,108	—	2,385	4,657	—	20,150

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities
The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2019	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	605,996	605,996	—	—	—	—
Debt securities	1,523,748	—	107,632	319,656	250,805	1,701,886
Loans	608,920	—	232,715	174,260	117,001	191,290
Term deposits	535,260	—	119,827	184,707	294,477	8,087
Statutory deposits - restricted	6,333	—	479	2,315	4,594	—
Securities purchased under agreements to resell	4,467	—	4,467	—	—	—
Accrued investment income	41,703	—	40,710	561	432	—
Premiums receivable	17,281	—	17,281	—	—	—
Cash and cash equivalents	53,306	—	53,306	—	—	—

Subtotal	3,397,014	605,996	576,417	681,499	667,309	1,901,263

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,552,736	—	179,925	209,603	(35,264)	(5,015,173)
Investment contracts	267,804	—	(24,020)	(29,900)	23,462	(606,662)
Contractual cash outflows
Securities sold under agreements to repurchase	118,088	—	(118,088)	—	—	—
Financial liabilities at fair value through profit or loss	3,859	(3,859)	—	—	—	—
Annuity and other insurance balances payable	51,019	—	(51,019)	—	—	—
Interest-bearing loans and other borrowings	20,045	—	(4,776)	(1,572)	(16,111)	—
Bonds payable	34,990	—	(332)	(2,996)	(37,996)	—
Lease liabilities	3,091	—	(1,331)	(1,491)	(440)	(74)

Subtotal	3,051,632	(3,859)	(19,641)	173,644	(66,349)	(5,621,909)

Net cash inflow/(outflow)	345,382	602,137	556,776	855,143	600,960	(3,720,646)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2018	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	422,780	422,780	—	—	—	—
Debt securities	1,391,310	—	80,801	290,449	298,644	1,417,910
Loans	450,251	—	182,978	101,149	88,718	172,050
Term deposits	559,341	—	172,525	145,634	237,508	77,961
Statutory deposits - restricted	6,333	—	782	739	6,005	—
Securities purchased under agreements to resell	9,905	—	9,905	—	—	—
Accrued investment income	48,402	—	47,834	540	28	—
Premiums receivable	15,648	—	15,648	—	—	—
Cash and cash equivalents	50,809	—	50,809	—	—	—

Subtotal	2,954,779	422,780	561,282	538,511	630,903	1,667,921

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,216,031	—	197,289	222,170	(13,489)	(4,391,739)
Investment contracts	255,434	—	(13,098)	(10,293)	(11,422)	(629,318)
Contractual cash outflows
Securities sold under agreements to repurchase	192,141	—	(192,141)	—	—	—
Financial liabilities at fair value through profit or loss	2,680	(2,680)	—	—	—	—
Annuity and other insurance balances payable	49,465	—	(49,465)	—	—	—
Interest-bearing loans and other borrowings	20,150	—	(16,977)	(3,798)	—	—

Subtotal	2,735,901	(2,680)	(74,392)	208,079	(24,911)	(5,021,057)

Net cash inflow/(outflow)	218,878	420,100	486,890	746,590	605,992	(3,353,136)

Capital Management under Insurance Institution Solvency Regulations
The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under
Insurance Institution Solvency Regulations (No.1 - No.17)
:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Core capital	952,030	761,353
Actual capital	987,067	761,367
Minimum capital	356,953	303,872
Core solvency ratio	267%	251%
Comprehensive solvency ratio	277%	251%

Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities	The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

	Unconsolidated structured entities
As at 31 December 2019	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	185,158	6,497	6,497	Investment income and service fee
Funds managed by third parties	Note 1	106,205	106,205	Investment income
Trust schemes managed by affiliated entities	6,400	3,588	3,588	Investment income and service fee
Trust schemes managed by third parties	Note 1	71,707	71,707	Investment income
Debt investment schemes managed by affiliated entities	34,025	14,832	14,832	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	37,112	37,112	Investment income
Others managed by affiliated entities Note 2	452,814	10,827	10,827	Investment income and service fee
Others managed by third parties Note 2	Note 1	98,003	98,003	Investment income

	Unconsolidated structured entities
As at 31 December 2018	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	120,797	629	629	Investment income and service fee
Funds managed by third parties	Note 1	104,678	104,678	Investment income
Trust schemes managed by affiliated entities	3,800	2,680	2,680	Investment income and service fee
Trust schemes managed by third parties	Note 1	89,769	89,769	Investment income
Debt investment schemes managed by affiliated entities	59,456	32,029	32,029	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	33,330	33,330	Investment income
Others managed by affiliated entities Note 2	422,006	9,502	9,502	Investment income and service fee
Others managed by third parties Note 2	Note 1	110,035	110,035	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2019:

	Fair value measurement using
	Quoted prices in active markets Level 1 RMB million	Significant observable inputs Level 2 RMB million	Significant unobservable inputs Level 3 RMB million	Total RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	102,349	—	—	102,349
Common stocks	214,206	22,117	—	236,323
Preferred stocks	—	—	58,314	58,314
Wealth management products	—	32,640	—	32,640
Others	—	28,319	70,585	98,904
- Debt securities
Government bonds	2,620	21,138	—	23,758
Government agency bonds	24,305	146,884	—	171,189
Corporate bonds	5,360	143,095	—	148,455
Subordinated bonds/debts	1,069	52,853	—	53,922
Others	—	6,817	105,650	112,467
Securities at fair value through profit or loss
- Equity securities
Funds	16,023	78	—	16,101
Common stocks	40,070	211	—	40,281
Others	—	20	—	20
- Debt securities
Government bonds	33	8	—	41
Government agency bonds	362	6,497	—	6,859
Corporate bonds	7,999	69,200	16	77,215
Others	—	1,091	—	1,091
Derivative financial assets	—	—	428	428

Total	414,396	530,968	234,993	1,180,357

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,859)	—	—	(3,859)
Investment contracts at fair value through profit or loss	(10)	—	—	(10)

Total	(3,869)	—	—	(3,869)

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2018:

	Fair value measurement using
	Quoted prices in active markets Level 1 RMB million	Significant observable inputs Level 2 RMB million	Significant unobservable inputs Level 3 RMB million	Total RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	92,260	44	—	92,304
Common stocks	113,750	15,871	13,848	143,469
Preferred stocks	—	—	32,707	32,707
Wealth management products	—	31,348	—	31,348
Others	34	—	53,445	53,479
- Debt securities
Government bonds	2,587	25,853	—	28,440
Government agency bonds	53,433	126,840	—	180,273
Corporate bonds	10,206	175,514	—	185,720
Subordinated bonds/debts	—	21,314	200	21,514
Others	—	1,595	79,048	80,643
Securities at fair value through profit or loss
- Equity securities
Funds	13,891	76	—	13,967
Common stocks	34,392	849	—	35,241
Wealth management products	—	1,506	—	1,506
- Debt securities
Government bonds	82	36	—	118
Government agency bonds	1,556	5,204	—	6,760
Corporate bonds	7,052	72,722	—	79,774
Others	—	1,351	—	1,351

Total	329,243	480,123	179,248	988,614

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,680)	—	—	(2,680)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)
Derivative financial liabilities	—	—	(1,877)	(1,877)

Total	(2,689)	—	(1,877)	(4,566)

Significant unobservable inputs level 3 [member]
Statement [line items]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2019:

	Available-for-sale securities		Securities at fair value through profit or loss	Derivative financial assets	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities RMB million	Equity securities RMB million	Debt securities RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	79,248	100,000	—	—	179,248	(1,877)	(1,877)
Purchases	35,453	46,561	—	—	82,014	—	—
Transferred into Level 3	—	—	16	—	16	—	—
Transferred out of Level 3	—	(15,866)	—	—	(15,866)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	428	428	404	404
Total gains/(losses) recorded in other comprehensive income	221	3,205	—	—	3,426	—	—
Disposals	(200)	(4,000)	—	—	(4,200)	1,473	1,473
Maturity	(9,072)	(1,001)	—	—	(10,073)	—	—

Closing balance	105,650	128,899	16	428	234,993	—	—

The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2018:

	Available-for-sale securities		Securities at fair value through profit or loss	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities RMB million	Equity securities RMB million	Equity securities RMB million	RMB million	RMB million	RMB million
Opening balance	57,333	89,111	655	147,099	—	—
Purchases	19,755	7,891	—	27,646	—	—
Transferred into Level 3	—	180	—	180	—	—
Transferred out of Level 3	—	(467)	(655)	(1,122)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	—	(1,877)	(1,877)
Total gains/(losses) recorded in other comprehensive income	3,024	3,446	—	6,470	—	—
Disposals	—	(161)	—	(161)	—	—
Maturity	(864)	—	—	(864)	—	—

Closing balance	79,248	100,000	—	179,248	(1,877)	(1,877)

Summary of Information About Significant Unobservable Inputs Used for Primary Assets and Liabilities at Fair Value Classified as Level 3
The table below presents information about the significant unobservable inputs used for primary assets and liabilities at fair value classified as Level 3 as at 31 December 2019 and 31 December 2018:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2019: 26,265 31 December 2018: 34,388	Comparable companies approach	Discounts for lack of marketability	31 December 2019: 11%-35% 31 December 2018: 5%-25%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2019: 28,346 31 December 2018: 23,976	Net asset value method	N/A	N/A	N/A
	31 December 2019: 72,477 31 December 2018: 37,847	Discounted cash flow method	Discount rate	31 December 2019: 3.80%-6.38% 31 December 2018: 3.80%-7.50%	The fair value is inversely related to discount rate
Debt securities	31 December 2019: 105,666 31 December 2018: 79,248	Discounted cash flow method	Discount rate	31 December 2019: 3.02%-6.22% 31 December 2018: 4.00%-6.60%	The fair value is inversely related to discount rate
Derivative financial instruments	31 December 2019: 428 31 December 2018: (1,877)	Comparable companies approach	Discounts for lack of marketability	31 December 2019: 15% 31 December 2018: 11%	The fair value is inversely related to the discounts for lack of marketability